Manager
Securities Operations

New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

Cert NYS

NYSE

1-31675

May 7, 2003

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, BAC CAPITAL TRUST IV, 5 7/8% Capital Securities of BAC Capital Trust IV (and the Guarantee related thereto) and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on May 7, 2003. Tentative listing date – Not yet determined.

Sincerely,